Total
Old Westbury All Cap ESG Fund
Old Westbury All Cap ESG Fund
Investment Goal
The Fund’s goal is to seek long-term capital appreciation.
Fees and Expenses

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table or example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Old Westbury All Cap ESG Fund Old Westbury All Cap ESG Fund
Management Fees	0.75%
Other Expenses	0.59%
Total Annual Fund Operating Expenses	1.34%
Less Fee Waiver	(0.34%)	[1]
Total Annual Fund Operating Expenses After Fee Waiver	1.00%	[1]
[1]	The Adviser has contractually committed through October 31, 2024 to waive its advisory fees to the extent necessary to maintain the net operating expense ratio of the Fund, excluding Fund transaction costs, investment interest expense, dividend expenses associated with securities sold short and Acquired Fund Fees and Expenses (if any), at 1.00%. This commitment may not be changed or terminated at any time before October 31, 2024 without the approval of the Board of Directors.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated below and then redeem all of your shares at the end of these periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (taking into account the contractual fee waiver). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example	1 Year	3 Years	5 Years	10 Years
Old Westbury All Cap ESG Fund | Old Westbury All Cap ESG Fund | USD ($)	102	331	643	1,529

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transactions costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the fiscal year ended October 31, 2020, the Fund’s portfolio turnover rate was 40% of the average value of its portfolio.

Principal Investment Strategies

The Adviser will seek to achieve the Fund’s investment goal by using a quantitative approach to invest in companies that, on an overall portfolio level, achieve a higher “ESG” score than the Fund’s benchmark. ESG refers to environmental, social, and governance factors. Under normal circumstances, the Fund invests at least 80% of its net assets, including any borrowings for investment purposes, in securities of any market capitalization or sector that meet the Adviser’s ESG sustainability criteria. The Adviser’s investment process combines ESG scores with a proprietary quantitative process.

ESG scores are provided by a third party vendor who measures a company’s management of industry-relevant ESG-related risks and opportunities. Scores are based on a checklist approach of numerous underlying ESG metrics, such as environmental policies and systems, employee diversity programs, workplace safety programs and board independence. The vendor weights ESG factors differently by industry, depending on materiality to that particular industry, meaning those issues that could cause the most significant business and/or environmental/social impacts if not managed well. Companies are then scored relative to their industry peers on a scale of 0 to 100. The Adviser also uses a proprietary quantitative process that scores a universe of publicly-traded companies based on multiple fundamental factors that encompass valuation, profitability, earnings quality, and business risk. Companies are ranked based on these factors. In constructing the Fund’s portfolio, companies scoring in the bottom ESG quintile are excluded from the investment universe, and the ESG-eligible companies are overlaid on top of the universe of companies ranked by fundamental factors. A proprietary optimization process systematically selects and weights stocks in a manner that achieves a higher ESG score relative to the benchmark. As a result, the Fund’s holdings will consist of a subset of the eligible ESG investable universe.

The Adviser monitors the Fund’s portfolio for escalating ESG controversies such as business incidents that may have a negative impact on the environment and society. The Adviser may exclude companies with significant ESG-related controversies.

The Fund has no restrictions as to the size of the companies in which it invests. The Fund may invest in what generally are considered small-cap stocks, mid-cap stocks, and large-cap stocks. The Fund invests primarily in securities listed on securities exchanges or actively traded in over-the-counter markets. The securities may be listed or traded in the form of American Depositary Receipts, Global Depositary Receipts, or other types of depositary receipts (including non-voting depositary receipts) or dual listed securities. The foreign securities in which the Fund may invest may be issued by issuers located in emerging market or developing market countries.

Principal Risks

All investments carry a certain amount of risk and there is no assurance that the Fund will achieve its investment goal. The Adviser uses the Fund’s principal investment strategies and other investment strategies to seek to achieve the Fund’s investment goal. Investment decisions made by the Adviser in using these strategies may not produce the returns expected by the Adviser, may cause the Fund’s shares to lose value or may cause the Fund to underperform other funds with a similar investment goal. The shares offered by this Prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. Government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. You could lose all or a part of your investment in the Fund.

The following are the principal risks of investing in the Fund. Please see “Additional Information About the Funds” for a detailed discussion of these risks and other factors you should carefully consider before deciding to invest in the Fund.

ESG Focus Risk —The Fund’s ESG focus may cause it to perform differently than funds that invest in securities that do not consider ESG scores when selecting investments. The Fund’s ESG focus may result in the Fund forgoing opportunities to buy certain securities when it might otherwise be advantageous to do so, or selling securities when it might otherwise be disadvantageous for the Fund to do so. The Fund’s consideration of ESG factors in making its investment decisions may affect the Fund’s exposure to risks associated with certain issuers, industries and sectors, including risks related to climate change and political and regulatory changes, which may impact the Fund’s investment performance. The Fund utilizes ESG scores obtained through a third-party vendor’s rating methodology. There can be no assurance that the rating methodology will perform as anticipated or enable the Fund to achieve its investment objective.

Stock Market/Company Risk —Stock markets are volatile and can decline significantly in response to real or perceived changes to the issuer, industry, market, economic, political, regulatory, geopolitical, pandemics and epidemics and other conditions. The value of an equity security can decline significantly in response to these conditions.

Market Capitalization Risk — To the extent the Fund invests in securities of small-, mid-, or large-cap companies, it takes on the associated risks. At times, any one of these market capitalizations may be out of favor with investors. Compared to small- and mid-cap companies, large-cap companies may be less responsive to changes and opportunities. Compared to large-cap companies, small- and mid-cap companies may depend on a more limited management group, may have a shorter history of operations, and may have limited product lines, markets or financial resources. The securities of small- and mid-cap companies are often more volatile and relatively less liquid than the securities of larger companies and may be more affected than other types of securities by the underperformance of a sector or during market downturns.

Foreign Market Risk — Exposure to foreign markets through issuers or currencies can involve additional risks relating to market, economic, political, regulatory, geopolitical, social, pandemics and epidemics or other conditions. International trade tensions involving certain countries and their trading counterparties may arise from time to time which can result in trade tariffs, embargoes, trade limitations, trade wars and other negative consequences. Such actions and consequences may ultimately result in a significant reduction in international trade, an oversupply of certain manufactured goods, devaluations of existing inventories and potentially the failure of individual companies and/or large segments of certain country’s export industry with a potentially severe negative impact to the Fund. In addition, the securities of foreign companies also may be subject to the imposition of economic sanctions or other government restrictions. The risks of foreign investments are increased in emerging markets which may experience hyperinflation and have far lower trading volumes and less liquidity than developed markets. Currency exchange rates may fluctuate significantly over short periods of time. Such fluctuations in foreign currency exchange rates can affect the value of the Fund’s portfolio. Depositary receipts are generally subject to the same risks as the foreign securities that they evidence or into which they may be converted.

Developing Market Countries Risk — The Fund’s investments in developing market countries are subject to all of the risks of foreign investing generally, and have additional heightened risks due to a lack of established legal, political, business, and social frameworks to support securities markets.

Quantitative Investment Strategy Risk — The Fund is managed using a quantitative process. The impact of risk and quantitative metrics on a security’s performance can be difficult to predict, and securities that previously possessed certain desirable characteristics may not continue to demonstrate those same characteristics in the future. There can be no assurance that this quantitative process will perform as anticipated or enable the Fund to achieve its investment objective.

Performance Information

The bar chart and the performance table shown below provide some indication of the risks of investing in the Fund by comparing the Fund’s performance to a broad-based securities index, the MSCI ACWI Index (Net). The Net performance figures of the index reflect no deductions for fees, expenses or income taxes. Past performance (before and after taxes) does not necessarily predict future performance. Fund performance reflects fees, waivers and/or expense reimbursements and reinvestment of distributions, if any. Without waivers/reimbursements, performance would be lower.

Annual Total Returns (for calendar years ended December 31st)

During the period shown in the bar chart, the highest return for a quarter was 16.41% (quarter ended 6/30/2020) and the lowest return for a quarter was (22.96)% (quarter ended 3/31/2020).
Average Annual Total Returns (for the periods ended 12/31/2020)
Average Annual Returns - Old Westbury All Cap ESG Fund	1 Year	Since Inception	Inception Date
Old Westbury All Cap ESG Fund	6.50%	6.29%	Mar. 01, 2018
After Taxes on Distributions | Old Westbury All Cap ESG Fund	6.17%	5.96%
After Taxes on Distributions and Sale of Fund Shares | Old Westbury All Cap ESG Fund	4.07%	4.92%
MSCI ACWI Index (Net) (reflects no deduction for fees, expenses or income taxes)	16.25%	10.67%	Mar. 01, 2018

After-tax returns are calculated using the historical highest individual federal marginal income tax rate, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to tax-exempt investors or those who hold Fund shares through tax-deferred arrangements such as 401(k) plans or Individual Retirement Accounts.